Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ 9,103	$ 17,485	$ 3,149
Other comprehensive income:
Net unrealized gain on available for sale securities	4	0	0
Comprehensive loss	$ 9,099	$ 17,485	$ 3,149